MDV-Q3

Quarterly Report
June 30, 2025
MFS®  Mid Cap Value Fund

Portfolio of Investments
6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Aerospace & Defense – 3.2%
Howmet Aerospace, Inc.	563,548	$104,893,189
KBR, Inc.	2,368,542	113,547,903
L3Harris Technologies, Inc.	534,051	133,961,353
Leidos Holdings, Inc.	897,041	141,517,188
Standard Aero, Inc. (a)	1,275,212	40,360,460
		$534,280,093
Airlines – 1.2%
Alaska Air Group, Inc. (a)	1,509,680	$74,698,966
Delta Air Lines, Inc.	2,596,025	127,672,510
		$202,371,476
Apparel Manufacturers – 0.4%
Skechers USA, Inc., “A” (a)	1,205,433	$76,062,822
Automotive – 1.7%
Aptiv PLC (a)	2,241,494	$152,914,721
LKQ Corp.	3,715,413	137,507,435
		$290,422,156
Biotechnology – 0.3%
Biogen, Inc. (a)	462,474	$58,082,110
Broadcasting – 0.8%
Nexstar Media Group, Inc.	309,126	$53,463,342
Omnicom Group, Inc.	1,231,580	88,599,865
		$142,063,207
Brokerage & Asset Managers – 2.5%
Carlyle Group, Inc.	1,864,883	$95,854,986
Raymond James Financial, Inc.	1,541,626	236,439,180
TPG, Inc.	1,590,982	83,447,006
		$415,741,172
Business Services – 2.6%
Fidelity National Information Services, Inc.	2,125,657	$173,049,736
Global Payments, Inc.	1,557,322	124,648,053
TransUnion	1,535,049	135,084,312
		$432,782,101
Chemicals – 0.8%
Eastman Chemical Co.	1,757,111	$131,185,907
Computer Software – 1.0%
Check Point Software Technologies Ltd. (a)	551,645	$122,051,456
Pegasystems, Inc.	955,986	51,747,522
		$173,798,978
Computer Software - Systems – 1.5%
CDW Corp.	751,295	$134,173,774
Zebra Technologies Corp., “A” (a)	371,966	114,699,436
		$248,873,210

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 7.6%
Allegion PLC	1,123,593	$161,932,223
Builders FirstSource, Inc. (a)	656,467	76,603,134
Essex Property Trust, Inc., REIT	457,810	129,743,354
Ferguson Enterprises, Inc.	549,626	119,681,062
James Hardie Industries PLC (a)(l)	3,758,205	101,058,132
Mid-America Apartment Communities, Inc., REIT	825,109	122,124,383
Mohawk Industries, Inc. (a)	833,782	87,413,705
Otis Worldwide Corp.	1,096,984	108,623,356
Stanley Black & Decker, Inc.	1,346,120	91,199,630
Sun Communities, Inc., REIT	1,013,921	128,250,867
Toll Brothers, Inc.	1,376,223	157,068,331
		$1,283,698,177
Consumer Products – 1.9%
International Flavors & Fragrances, Inc.	1,453,222	$106,884,478
Kenvue, Inc.	7,982,784	167,079,669
Newell Brands, Inc.	9,892,684	53,420,494
		$327,384,641
Containers – 2.2%
Amcor PLC	11,411,551	$104,872,154
Avery Dennison Corp.	639,733	112,253,950
Graphic Packaging Holding Co.	7,496,335	157,947,778
		$375,073,882
Electrical Equipment – 1.5%
nVent Electric PLC	1,353,572	$99,149,149
TE Connectivity PLC	881,698	148,716,002
		$247,865,151
Electronics – 3.5%
Corning, Inc.	2,768,003	$145,569,278
Entegris, Inc.	915,322	73,820,719
Flex Ltd. (a)	3,843,772	191,881,098
NXP Semiconductors N.V.	531,700	116,171,133
Skyworks Solutions, Inc.	951,878	70,933,949
		$598,376,177
Energy - Independent – 3.3%
Diamondback Energy, Inc.	951,203	$130,695,292
Expand Energy Corp.	1,545,379	180,716,620
Permian Resources Corp.	9,172,150	124,924,683
Valero Energy Corp.	896,344	120,486,561
		$556,823,156
Energy - Renewables – 0.4%
AES Corp.	5,829,072	$61,321,837
Engineering - Construction – 0.8%
Jacobs Solutions, Inc.	1,075,714	$141,402,605
Food & Beverages – 2.7%
Coca-Cola Europacific Partners PLC	1,422,061	$131,853,496
ConAgra Brands, Inc.	3,142,905	64,335,265
Hershey Co.	561,139	93,121,017
Ingredion, Inc.	887,288	120,333,999
Lamb Weston Holdings, Inc.	1,054,100	54,655,085
		$464,298,862

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 0.7%
Albertsons Cos., Inc., “A”	5,768,743	$124,085,662
Forest & Paper Products – 0.6%
International Paper Co.	2,278,728	$106,712,832
Gaming & Lodging – 2.8%
Hyatt Hotels Corp.	898,644	$125,495,634
International Game Technology PLC	4,692,484	74,188,172
VICI Properties, Inc., REIT	4,880,478	159,103,583
Viking Holdings Ltd. (a)	2,007,276	106,967,738
		$465,755,127
Health Maintenance Organizations – 0.6%
Humana, Inc.	409,141	$100,026,792
Insurance – 8.9%
American International Group, Inc.	1,726,765	$147,793,816
Assurant, Inc.	865,008	170,830,430
Corebridge Financial, Inc.	4,358,361	154,721,816
Equitable Holdings, Inc.	2,858,025	160,335,202
Everest Group Ltd.	322,727	109,678,771
Hanover Insurance Group, Inc.	774,208	131,514,713
Hartford Insurance Group, Inc.	1,753,695	222,491,285
Lincoln National Corp.	2,830,900	97,949,140
Voya Financial, Inc.	1,747,206	124,051,626
Willis Towers Watson PLC	612,038	187,589,647
		$1,506,956,446
Leisure & Toys – 1.9%
Brunswick Corp.	1,951,180	$107,783,183
Electronic Arts, Inc.	791,534	126,407,980
Mattel, Inc. (a)	4,097,009	80,793,017
		$314,984,180
Machinery & Tools – 5.2%
AGCO Corp.	1,254,567	$129,421,132
ITT, Inc.	723,957	113,538,176
Nordson Corp.	429,711	92,117,147
PACCAR, Inc.	982,018	93,350,631
Pentair PLC	1,463,505	150,243,423
Regal Rexnord Corp.	872,192	126,432,953
Wabtec Corp.	855,131	179,021,675
		$884,125,137
Major Banks – 0.9%
Regions Financial Corp.	6,207,093	$145,990,827
Medical & Health Technology & Services – 3.5%
Cencora, Inc.	614,544	$184,271,018
ICON PLC (a)	479,291	69,712,876
Labcorp Holdings, Inc.	453,925	119,159,852
Universal Health Services, Inc.	592,379	107,309,456
Ventas, Inc., REIT	1,811,290	114,382,963
		$594,836,165

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 4.1%
Agilent Technologies, Inc.	1,559,460	$184,031,875
Avantor, Inc. (a)	4,401,047	59,238,093
Becton, Dickinson and Co.	691,359	119,086,588
GE Healthcare Technologies, Inc.	1,033,512	76,552,234
Revvity, Inc.	873,202	84,456,097
STERIS PLC	498,158	119,667,515
Teleflex, Inc.	464,407	54,967,212
		$697,999,614
Metals & Mining – 0.5%
Nucor Corp.	612,122	$79,294,284
Natural Gas - Distribution – 0.7%
Atmos Energy Corp.	736,592	$113,516,193
Natural Gas - Pipeline – 1.8%
Plains GP Holdings LP	5,805,028	$112,791,694
Targa Resources Corp.	1,085,925	189,037,824
		$301,829,518
Oil Services – 0.9%
Halliburton Co.	2,421,105	$49,342,120
TechnipFMC PLC	3,042,042	104,767,926
		$154,110,046
Other Banks & Diversified Financials – 5.6%
Columbia Banking System, Inc.	3,095,315	$72,368,465
East West Bancorp, Inc.	1,355,489	136,877,279
Fifth Third Bancorp	2,292,933	94,308,334
M&T Bank Corp.	1,044,372	202,597,724
Northern Trust Corp.	1,387,740	175,951,555
Prosperity Bancshares, Inc.	1,164,184	81,772,284
SLM Corp.	3,412,627	111,900,039
Synchrony Financial	1,118,187	74,627,801
		$950,403,481
Pharmaceuticals – 0.2%
Organon & Co.	3,959,539	$38,328,338
Pollution Control – 0.9%
GFL Environmental, Inc.	2,921,879	$147,438,014
Railroad & Shipping – 0.7%
Norfolk Southern Corp.	474,597	$121,482,594
Real Estate – 2.3%
Brixmor Property Group, Inc., REIT	5,250,860	$136,732,395
Jones Lang LaSalle, Inc. (a)	465,640	119,101,399
W.P. Carey, Inc., REIT	2,123,213	132,446,027
		$388,279,821
Real Estate - Storage – 1.4%
Extra Space Storage, Inc., REIT	1,122,717	$165,533,395
Rexford Industrial Realty, Inc., REIT	2,187,411	77,806,209
		$243,339,604

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 3.6%
Aramark	4,260,067	$178,369,005
Darden Restaurants, Inc.	468,250	102,064,453
SYSCO Corp.	1,623,604	122,971,767
U.S. Foods Holding Corp. (a)	2,729,924	210,231,447
		$613,636,672
Specialty Chemicals – 2.0%
Ashland, Inc.	1,745,175	$87,747,399
Corteva, Inc.	1,496,870	111,561,721
DuPont de Nemours, Inc.	2,020,949	138,616,892
		$337,926,012
Specialty Stores – 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	933,753	$100,686,586
Ross Stores, Inc.	966,381	123,290,888
		$223,977,474
Trucking – 0.8%
J.B. Hunt Transport Services, Inc.	534,506	$76,755,062
Knight-Swift Transportation Holdings, Inc.	1,440,822	63,727,557
		$140,482,619
Utilities - Electric Power – 6.7%
Alliant Energy Corp.	2,542,222	$153,728,164
CenterPoint Energy, Inc.	3,600,704	132,289,865
CMS Energy Corp.	2,383,456	165,125,832
Edison International	1,274,515	65,764,974
PG&E Corp.	12,744,073	177,652,377
Pinnacle West Capital Corp.	1,506,729	134,807,044
Public Service Enterprise Group, Inc.	2,255,198	189,842,568
Sempra Energy	1,600,805	121,292,995
		$1,140,503,819
Total Common Stocks		$16,697,928,991
Convertible Preferred Stocks – 0.6%
Aerospace & Defense – 0.6%
Boeing Co., 6%	1,562,173	$106,227,764
Mutual Funds (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 4.35% (v)	117,585,881	$117,597,640
Collateral for Securities Loaned – 0.6%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.26% (j)	95,551,416	$95,551,416

Other Assets, Less Liabilities – (0.4)%		(75,002,228)
Net Assets – 100.0%		$16,942,303,583

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were
$117,597,640 and $16,899,708,171, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$16,804,156,755	$—	$—	$16,804,156,755
Investment Companies	213,149,056	—	—	213,149,056
Total	$17,017,305,811	$—	$—	$17,017,305,811

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended June 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$303,123,712	$1,826,642,318	$2,012,096,220	$(5,136)	$(67,034)	$117,597,640

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$9,583,266	$—